Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,840,593)	$ (3,776,293)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	1,255,897	1,196,489
Adjustment to inventory	(204,127)	870,085
Accretion of asset retirement obligation	92,514	74,692
Gain on settlement of asset retirement obligation		(17,120)
Loss on disposal of equipment	162	51,950
Common stock issued for consulting contract settlement		100,000
Common stock issued for settlement of redeemable stock		52,000
Gain on forgiveness of CARES Act Loan (Note 12)	(463,497)
Changes in operating assets and liabilities:
Inventories	(2,309,208)	(4,010,426)
Prepaid expenses and other current assets	162,317	(140,555)
Accounts payable and accrued expenses	1,069,893	(252,088)
Royalties and upside participation payable (Note 3)	751,088	36,074
Accrued liabilities-officer and other wages (Notes 17 and 20)	71,697	(922,039)
Interest payable - related parties		(463,993)
Settlement of consulting contract payable		200,000
Net cash used by operating activities	(1,413,857)	(7,001,224)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(652,422)	(794,361)
Additions to mineral properties and interests (Note 7)		(1,150,000)
(Additions) refunds to reclamation bonds	1,340	(48,863)
Net cash used by investing activities	(651,082)	(1,993,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	200,000
Proceeds from prepaid forward gold contract liability, net (Note 3)		13,600,000
Proceeds from short-term notes payable - related parties		91,680
Proceeds from CARES Act Loan (Note 12)	463,497
Payment of obligation under capital lease - related party		(69,562)
Payment of notes payable - equipment	(541,703)	(829,274)
Payment of short term note payable - related parties		(340,680)
Payment of convertible debt - related parties		(1,350,000)
Net cash provided (used) by financing activities	121,794	11,102,164
NET INCREASE (DECREASE) IN CASH	(1,943,145)	2,107,716
CASH, BEGINNING OF YEAR	2,116,432	8,716
CASH, END OF YEAR	173,287	2,116,432
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	91,301	545,202
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Equipment acquired with notes payable - equipment (Note 11)	447,650	1,807,402
Common stock issued for mineral properties and interests (Note 7)		$ 2,200,000